As filed with the Securities and Exchange Commission on September 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21167
NEUBERGER BERMAN CALIFORNIA MUNICIPAL FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman California Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments California Municipal Fund Inc.(a)
(Unaudited) July 31, 2018

Principal Amount		Value†
(000's omitted)		(000's omitted)

Municipal Notes 169.3%

American Samoa 0.7%
$600	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$603

California 151.6%
1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/27 Pre-Refunded 4/1/23	1,143
1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,634
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250	Ser. 2016-A, 5.00%, due 10/1/28	290
260	Ser. 2016-A, 3.00%, due 10/1/29	260
400	Ser. 2016-A, 3.00%, due 10/1/30	395
1,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,104
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24	1,055
1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/44	1,018	(b)(c)
500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/29	508	(c)
255	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	260
1,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	1,045	(b)
500	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	530	(b)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375	Ser. 2013, 4.00%, due 10/1/25	402
410	Ser. 2013, 4.00%, due 10/1/26	436
455	Ser. 2013, 4.00%, due 10/1/27	483
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	667
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605	Ser. 2014-A, 4.00%, due 1/1/27	627
630	Ser. 2014-A, 4.00%, due 1/1/28	650
330	Ser. 2014-A, 4.00%, due 1/1/29	339
400	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/30	439	(b)
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
400	Ser. 2017-A, 4.00%, due 7/1/23	424	(b)
400	Ser. 2014-A, 4.13%, due 7/1/24	419
375	Ser. 2017-A, 5.00%, due 7/1/25	422	(b)
130	Ser. 2017-A, 5.00%, due 7/1/27	148	(b)
2,195	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/29	2,148
	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)
15	Ser. 2012-AN, 5.00%, due 12/1/21	17
540	Ser. 2012-AN, 5.00%, due 12/1/21	601
	California St. Dept. of Wtr. Res. Pwr. Supply Rev.
1,240	Ser. 2010-L, 5.00%, due 5/1/22 Pre-Refunded 5/1/20	1,316
760	Ser. 2010-L, 5.00%, due 5/1/22	806
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/27	1,659
565	California St. G.O. (Kindergarten Univ.), (LOC: State Street Bank & Trust Co.), Ser. 2004, 1.10%, due 5/1/34	565	(d)
1,000	California St. Infrastructure & Econ. Dev. Bank Rev. (Goodwill Industries of Sacramento Valley & No. Proj.), Ser. 2016-A, 5.00%, due 1/1/36	972	(b)
2,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/46	2,171
730	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	704	(b)(c)
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	2,173	(b)
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,098
415	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/31	419	(b)
400	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/31	422	(b)
520	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/24	546	(b)
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,071
720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/26	812
700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/28	794
550	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%, due 11/15/19	566	(b)
600	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	622	(b)
1,500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/29	1,639
1,500	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/41	1,500
1,200	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/25	1,315
2,055	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%, due 5/15/32	2,352
500	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/32	531	(b)
2,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/31	2,370
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350	Ser. 2013-A, 5.00%, due 9/1/26	393
560	Ser. 2013-A, 5.00%, due 9/1/27	627
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,367
2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/24	2,210
4,000	Deutsche Bank Spears/Lifers Trust Rev. (Floaters) (Deutsche Bank AG), Ser. 2017-7007, 1.44%, due 3/1/42	4,000	(b)(d)
7,000	Deutsche Bank Spears/Lifers Trust Rev. (Starwood Comm. Dev. Au.), Ser. 2017-DBE-7006, (LOC: Deutsche Bank AG), 1.44%, due 4/1/52	7,000	(b)(d)
1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/25	1,452
2,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-1, 5.00%, due 6/1/47	2,051
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/40 Pre-Refunded 8/1/25	1,303
1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,000
1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/26	1,159
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150	Ser. 2013, 4.00%, due 9/1/23	161
300	Ser. 2013, 4.00%, due 9/1/24	320
450	Ser. 2013, 4.00%, due 9/1/25	477
645	Ser. 2013, 3.50%, due 9/1/26	662
690	Ser. 2013, 3.63%, due 9/1/27	710
680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/24	780
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315	Ser. 2014, 5.00%, due 5/15/26	338
500	Ser. 2014, 5.00%, due 5/15/29	532
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,238
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,223
500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	522
210	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	207
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,002
1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/29	939
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,641
1,250	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/39	1,224
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,554
1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/27	1,155
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
285	Ser. 2013, 4.00%, due 9/1/21	293
600	Ser. 2013, 5.00%, due 9/1/25	644
	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
1,320	Ser. 2013-B, 0.00%, due 6/1/22	1,185
1,500	Ser. 2013-B, 0.00%, due 6/1/23	1,299
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100	Ser. 2017, 4.00%, due 9/1/29	104
200	Ser. 2017, 4.00%, due 9/1/30	206
525	Ser. 2017, 3.25%, due 9/1/31	493
1,700	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Capital Assessment Dist. Number 2), Ser. 2016-A, 5.00%, due 10/1/47	1,940
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,190
400	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	488
1,950	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/33	2,264
500	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%, due 9/1/47	527	(b)
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24 Pre-Refunded 8/1/18	1,350
	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev.
750	Ser. 2009-D2, 3.00%, due 5/1/21	776
1,000	Ser. 2009-C2, 5.00%, due 5/1/21	1,026
1,220	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18	1,220
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,088
485	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	486
	San Juan Unified Sch. Dist. G.O.
1,000	Ser. 2012-C, 4.00%, due 8/1/22	1,068
1,070	Ser. 2012-C, 4.00%, due 8/1/25	1,137
685	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/29	753
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
105	Ser. 2011-A, 0.00%, due 9/1/25	79
895	Ser. 2011-A, 0.00%, due 9/1/25 Pre-Refunded 9/1/21	667
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/18	1,000
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/21	1,445
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310	Ser. 2013, (BAM Insured), 3.25%, due 6/1/25	322
575	Ser. 2013, (BAM Insured), 3.50%, due 6/1/26	602
325	Ser. 2013, (BAM Insured), 3.50%, due 6/1/27	337
270	Ser. 2013, (BAM Insured), 3.50%, due 6/1/28	279
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	1,036
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,100
290	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010, (AGM Insured), 6.50%, due 12/1/37	325
1,145	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded), Ser. 2010, (AGM Insured), 6.50%, due 12/1/37	1,389
2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,278
	Vernon Elec. Sys. Rev.
340	Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	353
735	Ser. 2009-A, 5.13%, due 8/1/21	756
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	3,942	(e)
1,500	Vista Unified Sch. Dist. G.O., Ser. 2012, 5.00%, due 8/1/21	1,651
3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/26	2,812
2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	2,042	(f)
		125,086
Florida 0.7%
525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	580

Georgia 0.7%
600	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	590	(b)(c)

Guam 2.7%
1,110	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,118
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25 Pre-Refunded 7/1/20	1,067
		2,185
Illinois 2.3%
1,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/23	1,056
750	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	800
		1,856
Louisiana 0.6%
500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	529

Nevada 1.3%
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,051

New Jersey 1.0%
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	822

North Carolina 0.8%
655	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	680

Ohio 1.2%
1,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	1,008

Pennsylvania 2.7%
	Pennsylvania St. Turnpike Commission Rev.
285	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	313
305	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	334
1,410	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	1,547
		2,194
Puerto Rico 1.2%
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,030

Tennessee 0.7%
500	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/23	563

Texas 0.3%
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	240	(b)(c)(g)

Virgin Islands 0.8%
	Virgin Islands Pub. Fin. Au. Rev.
250	Ser. 2014-A, 5.00%, due 10/1/24	237
500	Ser. 2014-A, 5.00%, due 10/1/29	456
		693
	Total Investments 169.3% (Cost $132,120)	139,710

	Other Assets Less Liabilities 2.2%	1,780

	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of approximately $27,000) (71.5)%	(58,973)

	Net Assets Applicable to Common Stockholders 100.0%	$82,517

(a)	Effective August 28, 2018. Formerly Neuberger Berman California Intermediate Municipal Fund through August 27, 2018.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $23,338,000, which represents 28.3% of net assets applicable to common stockholders of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2018.

(e)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
(f)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(g)	Defaulted Security.

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.(a)
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$139,710	$—	$139,710
Total Investments	$—	$139,710	$—	$139,710

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

 As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

July 31, 2018
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Municipal Fund Inc. (Formerly, Neuberger Berman California Intermediate Municipal Fund Inc.), Neuberger Berman Municipal Fund Inc. (Formerly, Neuberger Berman Intermediate Municipal Fund Inc.) and Neuberger Berman New York Municipal Fund Inc. (Formerly, Neuberger Berman New York Intermediate Municipal Fund Inc.), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Funds’ Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman California Municipal Fund Inc.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  September 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 28, 2018